Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 99.02%
Communication services: 0.65%
Entertainment: 0.65%
Cinemark Holdings Incorporated	163,060	$ 3,660,697
Consumer discretionary: 18.66%
Auto components: 1.80%
Dana Incorporated	246,980	5,880,594
Patrick Industries Incorporated	52,665	4,156,848
		10,037,442
Diversified consumer services: 0.76%
Contra Technologies ♦†	29,106	366,736
H&R Block Incorporated	201,533	3,875,480
		4,242,216
Hotels, restaurants & leisure: 3.64%
Dave & Buster's Entertainment Incorporated †	131,173	5,326,936
Del Taco Restaurants Incorporated	293,786	2,949,611
Denny's Corporation †	243,238	4,268,827
Dine Brands Global Incorporated	49,734	3,934,457
Wyndham Hotels & Resorts Incorporated	59,250	3,867,840
		20,347,671
Household durables: 3.37%
Beazer Homes Incorporated †	214,554	3,791,169
GoPro Incorporated Class A †	338,710	2,547,099
Green Brick Partners Incorporated †	142,278	2,807,145
Hamilton Beach Brand Class A	82,509	1,449,683
Hooker Furniture Corporation	150,059	5,073,495
iRobot Corporation †	25,593	3,176,347
		18,844,938
Internet & direct marketing retail: 0.52%
Stamps.com Incorporated †	15,989	2,908,879
Leisure products: 1.25%
Johnson Outdoors Incorporated Class A	31,459	3,796,472
Malibu Boats Incorporated Class A †	42,974	3,203,282
		6,999,754
Multiline retail: 1.73%
Big Lots Stores Incorporated	74,723	4,747,899
Nordstrom Incorporated «	135,058	4,922,864
		9,670,763
Specialty retail: 3.61%
American Eagle Outfitters Incorporated	221,525	5,693,193
Dick's Sporting Goods Incorporated	65,050	4,642,619
Shoe Carnival Incorporated	107,828	5,279,259
Urban Outfitters Incorporated †	134,337	4,554,024
		20,169,095
See accompanying notes to portfolio of investments

Wells Fargo Small Company Value Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 1.98%
Carter's Incorporated	20,220	$ 1,687,763
Lakeland Industries Incorporated †	131,251	4,119,969
Rocky Brands Incorporated	120,411	5,248,715
		11,056,447
Energy: 4.94%
Energy equipment & services: 2.29%
Helmerich & Payne Incorporated	214,491	6,162,326
Patterson-UTI Energy Incorporated	898,778	6,650,957
		12,813,283
Oil, gas & consumable fuels: 2.65%
Diamondback Energy Incorporated	102,093	7,073,003
Southwestern Energy Company †	1,049,732	4,251,415
W&T Offshore Incorporated †	1,050,695	3,456,789
		14,781,207
Financials: 24.11%
Banks: 17.18%
Ameris Bancorp	162,163	7,725,445
Atlantic Union Bankshares Corporation	196,098	7,202,680
Banc of California Incorporated	224,227	4,161,653
Banner Corporation	112,226	5,811,062
Customers Bancorp Incorporated †	189,753	5,081,585
FB Financial Corporation	130,294	5,525,769
First Foundation Incorporated	228,557	5,222,527
First Interstate BancSystem Class A	125,404	5,695,850
Great Southern Bancorp Incorporated	77,260	4,078,555
Heritage Financial Corporation	192,029	4,971,631
Independent Bank Corporation	137,612	2,844,440
Midland States Bancorp Incorporated	157,192	3,851,204
OceanFirst Financial Corporation	209,916	4,561,475
OFG Bancorp	230,240	4,445,934
Synovus Financial Corporation	177,429	7,507,021
Umpqua Holdings Corporation	316,865	5,408,886
Univest Corporation of Pennsylvania	170,985	4,300,273
Western Alliance Bancorp	83,498	7,640,902
		96,036,892
Capital markets: 1.20%
Piper Jaffray Companies Incorporated	62,880	6,685,402
Insurance: 2.08%
American Equity Investment Life Holding Company	115,067	3,179,301
FBL Financial Group Incorporated	52,371	2,987,242
Horace Mann Educators Corporation	28,243	1,088,485
State Auto Financial Corporation	109,727	2,056,284
United Fire Group Incorporated	79,385	2,337,888
		11,649,200
Mortgage REITs: 0.38%
Capstead Mortgage Corporation	371,751	2,130,133
See accompanying notes to portfolio of investments

2  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Thrifts & mortgage finance: 3.27%
Axos Financial Incorporated †	144,415	$ 6,682,082
Homestreet Incorporated	124,898	5,365,618
Walker & Dunlop Incorporated	62,254	6,204,234
		18,251,934
Health care: 5.83%
Biotechnology: 0.67%
Eagle Pharmaceuticals Incorporated †	20,825	926,713
Five Prime Therapeutics Incorporated †«	128,176	2,849,352
		3,776,065
Health care equipment & supplies: 1.89%
AngioDynamics Incorporated †	194,311	4,070,815
ICU Medical Incorporated †	16,698	3,464,835
Merit Medical Systems Incorporated †	54,170	3,018,352
		10,554,002
Health care providers & services: 2.85%
AMN Healthcare Services Incorporated †	56,949	4,149,874
Brookdale Senior Living Incorporated †	675,361	3,930,601
Five Star Senior Living Incorporated †	52,551	351,041
Option Care Health Incorporated †	174,625	3,351,054
The Ensign Group Incorporated	50,343	4,129,133
		15,911,703
Health care technology: 0.42%
Computer Programs & Systems Incorporated	75,097	2,361,801
Industrials: 20.10%
Aerospace & defense: 0.93%
Ducommun Incorporated †	95,357	5,187,421
Air freight & logistics: 0.47%
Radiant Logistics Incorporated †	388,293	2,628,744
Airlines: 1.43%
Alaska Air Group Incorporated	56,688	3,685,854
SkyWest Incorporated	76,236	4,297,423
		7,983,277
Building products: 1.38%
American Woodmark Corporation †	48,347	4,516,093
CSW Industrials Incorporated	25,621	3,217,229
		7,733,322
Commercial services & supplies: 2.24%
ABM Industries Incorporated	68,353	2,951,483
Healthcare Services Group Incorporated	140,621	4,000,667
Herman Miller Incorporated	144,595	5,545,941
		12,498,091
Construction & engineering: 3.04%
Comfort Systems Incorporated	62,573	3,875,772
Great Lakes Dredge & Dock Company †	258,878	3,932,357
See accompanying notes to portfolio of investments

Wells Fargo Small Company Value Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Construction & engineering (continued)
MYR Group Incorporated †	60,738	$ 3,580,505
Northwest Pipe Company †	67,200	2,286,816
Sterling Construction Company Incorporated †	145,292	3,309,752
		16,985,202
Electrical equipment: 1.75%
Atkore International Incorporated †	68,001	4,600,268
Encore Wire Corporation	25,570	1,675,602
Regal-Beloit Corporation	25,438	3,476,611
		9,752,481
Machinery: 5.91%
Columbus McKinnon Corporation	61,418	3,091,782
Federal Signal Corporation	80,167	2,918,880
Hillenbrand Incorporated	121,964	5,666,447
Kadant Incorporated	28,426	4,946,124
Lydall Incorporated †	91,304	3,180,118
Miller Industries Incorporated	102,776	4,056,569
Mueller Water Products Incorporated Class A	82,116	1,058,475
Rexnord Corporation	72,390	3,253,931
The Shyft Group Incorporated	147,134	4,839,237
		33,011,563
Professional services: 1.04%
CBIZ Incorporated †	76,944	2,319,862
Kelly Services Incorporated Class A	168,957	3,517,685
		5,837,547
Road & rail: 1.13%
Arcbest Corporation	106,989	6,311,281
Trading companies & distributors: 0.78%
CAI International Incorporated	99,436	4,375,184
Information technology: 8.90%
Communications equipment: 0.65%
NETGEAR Incorporated †	90,356	3,614,240
Electronic equipment, instruments & components: 2.88%
ePlus Incorporated †	31,115	2,942,234
Insight Enterprises Incorporated †	64,660	5,404,929
Methode Electronics Incorporated	107,815	4,197,238
PC Connection Incorporated	57,082	2,626,343
Sanmina Corporation †	26,061	928,293
		16,099,037
IT services: 2.24%
BM Technologies Incorporated †	14,700	185,220
Conduent Incorporated †	671,891	3,614,774
TTEC Holdings Incorporated	42,559	3,580,914
Unisys Corporation †	209,458	5,142,194
		12,523,102
Semiconductors & semiconductor equipment: 2.69%
Cirrus Logic Incorporated †	32,087	2,624,075
See accompanying notes to portfolio of investments

4  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Diodes Incorporated †	36,173	$ 2,840,304
FormFactor Incorporated †	62,224	2,823,103
Ichor Holdings Limited †	76,570	3,274,133
Onto Innovation Incorporated †	55,393	3,459,847
		15,021,462
Technology hardware, storage & peripherals: 0.44%
NCR Corporation †	71,770	2,494,725
Materials: 8.35%
Chemicals: 3.03%
Advansix Incorporated †	23,375	649,825
Hawkins Incorporated	62,539	3,914,941
Ingevity Corporation †	57,951	4,026,435
Minerals Technologies Incorporated	83,697	5,961,737
Stepan Company	19,561	2,360,817
		16,913,755
Construction materials: 0.98%
Eagle Materials Incorporated	43,493	5,453,152
Containers & packaging: 0.38%
UFP Technologies Incorporated †	42,464	2,102,817
Metals & mining: 3.02%
Kaiser Aluminum Corporation	60,691	6,924,843
Schnitzer Steel Industries Incorporated Class A	186,654	6,447,029
United States Steel Corporation	212,727	3,533,395
		16,905,267
Paper & forest products: 0.94%
Schweitzer-Mauduit International Incorporated	112,856	5,270,375
Real estate: 7.48%
Equity REITs: 7.48%
Agree Realty Corporation	44,286	2,859,104
American Campus Communities Incorporated	67,685	2,772,378
Armada Hoffler Properties Incorporated	259,865	3,354,857
Centerspace REIT	30,381	2,085,048
Global Medical REIT Incorporated	188,832	2,543,567
Independence Realty Trust Incorporated	207,580	2,914,423
Lexington Corporate Properties Trust	196,473	2,106,191
Monmouth Real Estate Investment Corporation	143,123	2,478,890
One Liberty Properties Incorporated	126,716	2,712,990
Outfront Media Incorporated	153,420	3,111,358
PotlatchDeltic Corporation	57,072	2,896,404
Retail Opportunity Investment Corporation	164,283	2,597,314
RLJ Lodging Trust	214,506	3,367,744
STAG Industrial Incorporated	92,020	2,903,231
Summit Hotel Properties Incorporated	296,917	3,073,091
		41,776,590
Total Common stocks (Cost $384,092,230)		553,368,159

See accompanying notes to portfolio of investments

Wells Fargo Small Company Value Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)

	Expiration date	Shares	Value
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Company ♦†	9-16-2024	8,457	$ 0
Total Warrants (Cost $0)			0

		Yield
Short-term investments: 3.23%
Investment companies: 3.23%
Securities Lending Cash Investments LLC ♠∩∞		0.05%	3,387,425	3,387,425
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	14,670,951	14,670,951
Total Short-term investments (Cost $18,058,376)				18,058,376
Total investments in securities (Cost $402,150,606)	102.25%			571,426,535
Other assets and liabilities, net	(2.25)			(12,569,709)
Total net assets	100.00%			$558,856,826

♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$79,797,800	$(76,410,375)	$0	$0	$3,387,425		3,387,425	$5,196#
Wells Fargo Government Money Market Fund Select Class	2,323,207	72,399,916	(60,052,172)	0	0	14,670,951		14,670,951	1,451
				$0	$0	$18,058,376	3.23%		$6,647

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Wells Fargo Small Company Value Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Wells Fargo Small Company Value Portfolio  |  7

Notes to portfolio of investments—February 28, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,660,697	$0	$0	$3,660,697
Consumer discretionary	103,910,469	366,736	0	104,277,205
Energy	27,594,490	0	0	27,594,490
Financials	134,753,561	0	0	134,753,561
Health care	32,603,571	0	0	32,603,571
Industrials	112,304,113	0	0	112,304,113
Information technology	49,752,566	0	0	49,752,566
Materials	46,645,366	0	0	46,645,366
Real estate	41,776,590	0	0	41,776,590
Warrants	0	0	0	0
Short-term investments
Investment companies	18,058,376	0	0	18,058,376
Total assets	$571,059,799	$366,736	$0	$571,426,535
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

8  |  Wells Fargo Small Company Value Portfolio